Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, Euro0.03 nominal value per share, 2026 Free Share Plan
Amount Registered | shares	1,663,202
Proposed Maximum Offering Price per Unit | $ / shares	35.31
Maximum Aggregate Offering Price	$ 58,727,662.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,110.29
Offering Note

(1)
The amount of shares registered may be represented by American Depositary Shares, or ADSs, of Nanobiotix S.A. (the “Registrant”). Each ADS represents one ordinary share of the Registrant. The Registrant’s ADSs issuable upon deposit of the ordinary shares registered hereby have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-250880).

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares of the Registrant that may become issuable under the Registrant’s 2026 Free Share Plan by reason of any share dividend, share split, share combination, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding ordinary shares.

The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act based upon the price of $35.31 per ADS, which was the average of the high and low prices of the ADS as reported on NASDAQ for June 3, 2026 (rounded to the nearest cent).